Expense Example - VanEck Pivotal Trends ETF - VanEck Pivotal Trends ETF Class	Oct. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	$ 174